Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 7 – Subsequent Events

On January 1, 2014, the Company entered into an agreement terminating the Company’s rights to the Profits Interest, which effectively terminated the Company’s business as a VIP Gaming Room Promoter and resulted in the Company becoming a shell company without an operating business.

On September 5, 2014, (i) Sino-America Gaming Investment Group, LLC, which is owned and controlled by Michael Foxman, acquired 11,242,002 of the Company’s shares from Long Jin Chung and Bo Wang (the “Controlling Shares”), (ii) each of the Company’s then officers and directors other than Cheok Va Lam resigned from their positions with us, (iii) Michael Foxman was appointed a director, and (iii) James Preissler was appointed the Company’s Chief Financial Officer.